Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Incentive Compensation

The Company provides annual and long-term incentive compensation to its executives and managers under the Company’s Amended and Restated 2022 Incentive Plan (the "2022 Incentive Plan"), which was approved prior to the Separation by our Board on August 19, 2022. The 2022 Incentive Plan is designed to provide annual and long-term incentives for executive performance by rewarding participating executives for their contributions to profitability and stockholder value based on achieving short-term Company and individual performance goals for a given year, as well as by aligning a significant portion of compensation with the long-term interests of stockholders. Short-term Company performance goals include revenue growth, EBITDA, earnings per share and return on equity. Long-term Company performance goals include increasing the Company’s total market value. The Compensation Committee may recommend that other corporate performance measures be substituted or added (including but not limited to operating income after tax, return on capital employed and stockholder return) in order to achieve the Company’s business strategy. Individual performance goals for the Chief Executive Officer are established by the Compensation Committee and recommended to the Board for approval, while individual performance goals for our other employees are established by the Chief Executive Officer and reviewed by the Compensation Committee.

Because the Company has not granted option awards in our executive compensation program since 2022, neither the Compensation Committee nor the Board deemed it necessary or appropriate to implement policies or practices regarding the timing of option awards in relation to the disclosure of material nonpublic information. During 2024, we did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards. Generally, equity awards are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed based on equity grant dates.

Award Timing Method	Because the Company has not granted option awards in our executive compensation program since 2022, neither the Compensation Committee nor the Board deemed it necessary or appropriate to implement policies or practices regarding the timing of option awards in relation to the disclosure of material nonpublic information. During 2024, we did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards. Generally, equity awards are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed based on equity grant dates.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false